Financial Instruments (Tables)	12 Months Ended
Jun. 30, 2015
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Available-for-sale Securities [Table Text Block]
The amortized cost and fair value of available-for-sale investments at June 30, 2015 are as follows:

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Fixed income mutual funds	$187,467	$101	$34	$187,534
Government bonds	60,543	12	43	60,512
Corporate bonds	146,202	2	487	145,717
Asset-backed and mortgage-backed securities	11,028	—	58	10,970

Investments Classified by Contractual Maturity Date [Table Text Block]
The contractual maturities of available-for-sale investments at June 30, 2015 are as follows:

	Amortized Cost	Fair Value
Less than one year	$13,561	$13,555
One to three years	188,539	188,057
Over three years	15,673	15,587

Schedule of Carrying Values and Estimated Fair Values of Debt Instruments [Table Text Block]
The carrying value of long-term debt (excluding capital leases) and estimated fair value of long-term debt (excluding capital leases) at June 30 are as follows:

	2015	2014
Carrying value of long-term debt (excluding capital leases)	$2,947,102	$1,508,420
Estimated fair value of long-term debt (excluding capital leases)	3,107,735	1,708,723

Schedule of Derivative Instruments in Statement of Financial Position, Fair Value
The location and fair value of derivative financial instruments reported in the Consolidated Balance Sheet are as follows:

	Balance Sheet Caption	2015	2014
Net investment hedges
Cross-currency swap contracts	Other assets	$17,994	$—
Cross-currency swap contracts	Other liabilities	—	45,790
Cash flow hedges
Costless collar contracts	Non-trade and notes receivable	5,627	3,508
Forward exchange contracts	Non-trade and notes receivable	(23)	(41)
Costless collar contracts	Other accrued liabilities	1,970	378

Schedule of Derivative Instruments, Gain (Loss)
Gains (losses) on derivative financial instruments that were recorded in the Consolidated Statement of Income are as follows:

	2015	2014	2013
Forward exchange contracts	$59	$(81)	$(1,821)
Costless collar contracts	(1,865)	7,052	502

Gains (losses) on derivative and non-derivative financial instruments that were recorded in accumulated other comprehensive (loss) in the Consolidated Balance Sheet are as follows:

	2015	2014
Cross-currency swap contracts	$39,406	$(14,426)
Foreign denominated debt	37,871	7,611

Fair Value Measurements, Recurring and Nonrecurring [Table Text Block]
A summary of financial assets and liabilities that were measured at fair value on a recurring basis at June 30, 2015 and 2014 are as follows:

	June 30, 2015	Quoted Prices In Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Government bonds	$60,512	$60,512	$—	$—
Corporate bonds	145,717	145,717	—	—
Asset-backed and mortgage-backed securities	10,970	—	10,970	—
Derivatives	23,598	—	23,598	—
Investments measured at net asset value	187,534
Liabilities:
Derivatives	1,970	—	1,970	—

	June 30, 2014	Quoted Prices In Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Derivatives	$3,467	$—	$3,467	$—
Liabilities:
Derivatives	46,168	—	46,168	—